LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.39%
Brazil–6.79%
Ambev SA	1,719,800	$ 4,875,953
Banco do Brasil SA	691,400	5,339,186
Cia Siderurgica Nacional SA	914,600	2,786,143
Hypera SA	657,400	4,915,795
JBS S/A	663,800	2,331,214
Telefonica Brasil SA	457,300	3,492,603
Vale SA	252,000	3,982,519
Vibra Energia SA	1,000,000	2,866,754
		30,590,167
China–26.91%
Agricultural Bank of China Ltd. Class H	13,670,000	5,062,353
Anhui Conch Cement Co. Ltd. Class H	1,036,500	3,592,211
Bank of China Ltd. Class H	13,171,100	5,049,362
CGN Power Co. Ltd. Class H	19,338,000	4,629,795
China CITIC Bank Corp. Ltd. Class H	10,715,000	5,390,311
China Conch Venture Holdings Ltd.	1,822,500	3,191,616
China Feihe Ltd.	4,664,000	3,495,463
China Hongqiao Group Ltd.	3,630,500	3,488,842
China Life Insurance Co. Ltd. Class H	3,234,000	5,307,215
China Pacific Insurance Group Co. Ltd. Class H	1,967,400	5,215,757
China Petroleum & Chemical Corp. Class H	10,600,000	6,255,269
China Tower Corp. Ltd. Class H	44,544,000	5,391,158
CITIC Ltd.	4,697,000	5,489,906
Country Garden Holdings Co. Ltd.	7,182,051	2,016,630
Great Wall Motor Co. Ltd. Class H	3,063,500	3,790,625
Hengan International Group Co. Ltd.	1,126,000	5,215,678
Huatai Securities Co. Ltd. Class H	3,337,000	3,809,300
Industrial & Commercial Bank of China Ltd. Class H	8,507,000	4,520,953
Kingsoft Corp. Ltd.	1,638,200	8,053,259
People's Insurance Co. Group of China Ltd. Class H	15,794,000	5,270,163
PICC Property & Casualty Co. Ltd. Class H	5,090,000	5,192,352
Ping An Insurance Group Co. of China Ltd. Class H	697,500	4,512,276
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,964,400	$ 6,334,774
=†Sunac China Holdings Ltd.	8,090,000	1,180,021
Tingyi Cayman Islands Holding Corp.	2,882,000	4,822,902
Weichai Power Co. Ltd. Class H	3,050,000	4,894,125
		121,172,316
Hong Kong–8.85%
Bank of Communications Co. Ltd. Class H	7,424,000	4,668,988
China Construction Bank Corp. Class H	7,004,000	4,532,953
China Gas Holdings Ltd.	3,819,200	5,377,184
China National Building Material Co. Ltd. Class H	4,370,000	3,591,806
Guangzhou Automobile Group Co. Ltd. Class H	6,127,200	3,871,792
Kingboard Holdings Ltd.	1,020,500	3,137,849
Postal Savings Bank of China Co. Ltd. Class H	6,313,000	3,743,965
Sino Biopharmaceutical Ltd.	7,804,000	4,374,105
Sinopharm Group Co. Ltd. Class H	2,168,800	6,553,609
		39,852,251
Hungary–1.11%
Richter Gedeon Nyrt	239,370	4,997,850
		4,997,850
India–5.78%
GAIL India Ltd.	3,949,055	5,068,035
Indian Oil Corp. Ltd.	4,823,523	4,581,892
ITC Ltd.	1,518,569	7,105,209
NTPC Ltd.	2,858,252	6,102,204
Vedanta Ltd.	941,166	3,152,810
		26,010,150
Indonesia–0.98%
Astra International Tbk PT	11,059,000	4,431,241
		4,431,241
Kuwait–0.96%
Mobile Telecommunications Co. KSCP	2,446,451	4,305,307
		4,305,307
Mexico–2.99%
Arca Continental SAB de CV	797,700	7,232,421
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Fibra Uno Administracion SA de CV	4,444,700	$ 6,223,073
		13,455,494
Poland–1.98%
Polski Koncern Naftowy ORLEN SA	278,512	3,759,351
Powszechny Zaklad Ubezpieczen SA	634,006	5,162,554
		8,921,905
Qatar–0.74%
Industries Qatar QSC	932,039	3,339,865
		3,339,865
Republic of Korea–22.09%
Coway Co. Ltd.	90,957	3,670,989
GS Engineering & Construction Corp.	129,883	2,074,126
GS Holdings Corp.	152,493	4,730,315
Hana Financial Group, Inc.	124,140	3,887,934
Hyundai Glovis Co. Ltd.	32,677	3,990,680
Hyundai Mobis Co. Ltd.	29,409	4,884,530
Hyundai Motor Co.	35,091	4,992,486
Hyundai Steel Co.	146,872	3,926,154
KB Financial Group, Inc.	100,586	3,673,621
Kia Corp.	85,658	5,345,749
Korea Investment Holdings Co. Ltd.	80,416	3,413,409
KT&G Corp.	76,341	4,906,276
LG Corp.	81,801	5,208,778
†LG Display Co. Ltd.	308,028	3,912,258
LG Electronics, Inc.	51,041	4,555,088
Lotte Chemical Corp.	31,643	4,648,833
POSCO Holdings, Inc.	20,316	5,747,826
Samsung C&T Corp.	54,897	4,571,743
Samsung Fire & Marine Insurance Co. Ltd.	30,880	4,881,272
Samsung Life Insurance Co. Ltd.	96,802	4,668,156
Shinhan Financial Group Co. Ltd.	155,175	4,215,378
SK Telecom Co. Ltd.	107,783	3,998,974
Woori Financial Group, Inc.	406,313	3,574,204
		99,478,779
Russia–0.00%
=†πNovolipetsk Steel PJSC GDR	176,137	0
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PJSC	11,590,970	0
		0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa–0.71%
Vodacom Group Ltd.	464,972	$ 3,187,036
		3,187,036
Taiwan–14.59%
Acer, Inc.	4,782,000	4,432,249
ASE Technology Holding Co. Ltd.	1,380,000	5,121,264
Asia Cement Corp.	2,990,000	4,257,662
Asustek Computer, Inc.	388,000	3,481,140
AUO Corp.	5,506,600	3,345,476
Compal Electronics, Inc.	5,386,000	4,473,093
Far Eastern New Century Corp.	4,696,000	4,833,223
Hon Hai Precision Industry Co. Ltd.	1,360,000	4,655,272
Innolux Corp.	7,535,470	3,615,449
Lite-On Technology Corp.	2,146,000	5,165,766
Pegatron Corp.	1,969,000	4,518,172
Pou Chen Corp.	4,607,000	4,735,075
Quanta Computer, Inc.	1,578,000	4,622,812
WPG Holdings Ltd.	2,546,000	4,206,687
Yuanta Financial Holding Co. Ltd.	5,739,910	4,221,039
		65,684,379
Thailand–0.99%
PTT Global Chemical PCL NVDR	3,307,900	4,435,629
		4,435,629
Turkey–0.92%
†Eregli Demir ve Celik Fabrikalari TAS	2,242,142	4,148,768
		4,148,768
Total Common Stock (Cost $474,018,423)		434,011,137
ΔPREFERRED STOCKS–2.77%
Brazil–2.77%
Cia Energetica de Minas Gerais 12.61%	2,142,229	4,847,906
Gerdau SA 14.42%	830,335	4,144,753
Petroleo Brasileiro SA 44.87%	753,300	3,477,832
Total Preferred Stocks (Cost $15,578,536)		12,470,491

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.16% (Cost $489,596,959)	$446,481,628
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	3,776,115
NET ASSETS APPLICABLE TO 62,810,825 SHARES OUTSTANDING–100.00%	$450,257,743

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Novolipetsk Steel PJSC GDR	2/17/2022	$3,896,023	$0
Severstal PAO	2/4/2022	3,161,310	0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$12,107,889	$—

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
99	E-mini MSCI Emerging Markets Index	$4,927,725	$4,762,338	6/16/23	$165,387	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$30,590,167	$—	$—	$30,590,167
China	—	119,992,295	1,180,021	121,172,316
Hong Kong	—	39,852,251	—	39,852,251
Hungary	—	4,997,850	—	4,997,850
India	—	26,010,150	—	26,010,150
Indonesia	—	4,431,241	—	4,431,241
Kuwait	4,305,307	—	—	4,305,307
Mexico	13,455,494	—	—	13,455,494
Poland	—	8,921,905	—	8,921,905
Qatar	—	3,339,865	—	3,339,865
Republic of Korea	—	99,478,779	—	99,478,779
Russia	—	—	—*	—
South Africa	3,187,036	—	—	3,187,036
Taiwan	—	65,684,379	—	65,684,379
Thailand	—	4,435,629	—	4,435,629
Turkey	—	4,148,768	—	4,148,768
Preferred Stocks	12,470,491	—	—	12,470,491
Total Investments	$64,008,495	$381,293,112	$1,180,021	$446,481,628
Derivatives:

Assets:
Futures Contract	$165,387	$—	$—	$165,387

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Subsequent Events
Effective April 11, 2023, Franklin Advisers Inc. replaced SSGA Funds Management, Inc. as subadviser to the Fund and the Fund’s name changed to LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund.
LVIP SSGA Emerging Markets 100 Fund–5